Equity (Details Narrative)	12 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 SGD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2024 SGD ($) shares	Apr. 30, 2024 $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $	$ 100,000
Company received from investors for issuance	$ 193,000	$ 255,195
Company received from investors for issuance shares	128,125	128,125
Company received share application monies			$ 6,085,167	$ 8,297,201
Average issue price | $ / shares					$ 1.46
Investor [Member]
Class of Stock [Line Items]
Company received share application monies			$ 27,320	$ 37,251
Relation planned issuance shares			5,686,501	5,686,501
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	950,000,000
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	25,727,001		25,598,876		25,598,876
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	50,000,000
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares issued	25,727,001		25,598,876		25,598,876